Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical)		Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance		$ 8,128	¥ 56,070	$ 13,321	¥ 91,886
Unbilled receivables-current, allowance		791,099	5,457,002	$ 618,664	4,267,547
Contract assets- current, allowance
Other receivables, allowance | ¥			¥ 164,106		¥ 64,103
Ordinary shares, par value | $ / shares	[1]	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	21,448,632	21,448,632	21,448,632	21,448,632
Ordinary shares, shares outstanding	[1]	21,448,632	21,448,632	21,448,632	21,448,632

[1]	Giving retroactive effect to Reorganization transactions.